MATTHEWS INTERNATIONAL FUNDS
Matthews Pacific Tiger Fund
Matthews Korea Fund
Matthews Dragon Century China Fund
(the "Funds")
Class A Shares

Supplement dated January 11, 2000
to Prospectus dated December 20, 1999
as revised January 10, 2000


Please be advised that the Matthews Dragon Century China Fund is not currently being offered.











INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.










January 11, 1999


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C. 20549

ATTN: Office of Filings, Information and Consumer Services

RE:	Matthews International Funds (the "Trust")
	File Nos. 33-78960/811-08510


Ladies and Gentlemen:

	Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please accept for filing on behalf of the Trust, Supplement dated January 11, 2000 to the Prospectus dated December 20, 1999 as revised January 10, 2000 relating to Class A Shares of Matthews Pacific Tiger, Matthews Korea and Matthews Dragon Century China Funds.

	If you have any questions concerning this filing, you may contact the undersigned at 415.955.8117.

Sincerely yours,
Matthews International Capital Management, LLC by

/s/ Joseph M. O'Donnell
Joseph M. O'Donnell
Chief Operating Officer & General Counsel